OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER CURRENT LIABILITIES
Schedule of Other Current Liabilities

	At December 31,
	2019	2020
Payables for purchase of property, plant and equipment	$22,810,701	$8,958,993
Interest payable	1,009,090	411,087
Other tax payables	206,591	465,393
Accrued EPC warranty liabilities	183,941	196,322
Joint settlement payable(1)	—	7,500,000
Other (2)	2,953,012	2,296,838
	$27,163,335	$19,828,633
(1)	Joint settlement payable represents the Company portion of a settlement sum payable by the Related Party, ReneSola Singapore, to OCI Company Ltd.
(2)	Other as of December 31, 2020 mainly includes the payables for claims, audit fees and other professional service fees.